Capital Assets (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property Plant And Equipment [Table Text Block]
		December 31, 2013
	Cost	Accumulated amortization	Net book value

Land and improvements	$141,470	$-	$141,470
Buildings and improvements	286,494	64,400	222,094
Vehicles and equipment	859,474	430,154	429,320
Containers and compactors	323,180	186,144	137,036
Furniture, fixtures and computer equipment	32,834	25,502	7,332
	$1,643,452	$706,200	$937,252

		December 31, 2012
	Cost	Accumulated amortization	Net book value

Land and improvements	$146,044	$-	$146,044
Buildings and improvements	251,157	55,100	196,057
Vehicles and equipment	814,371	389,810	424,561
Containers and compactors	325,212	173,314	151,898
Furniture, fixtures and computer equipment	31,653	22,695	8,958
	$1,568,437	$640,919	$927,518